Offerings - Offering: 1	Oct. 15, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 311,000.00
Amount of Registration Fee	$ 27.06
Offering Note	The initial fee of $27.06 for the initial aggregate of $311,000.00 was previously paid - Accession No. 0001104659-24-108532